Company information - Equity financing (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions									1 Months Ended	12 Months Ended
	Sep. 05, 2023 EUR (€) shares	Aug. 31, 2023 EUR (€) shares	Jun. 15, 2022 EUR (€) $ / € € / shares shares	Jun. 15, 2022 $ / € $ / shares	Oct. 01, 2021 USD ($) $ / shares shares	Sep. 23, 2021 USD ($) $ / shares shares	Aug. 02, 2021 USD ($)	Jul. 15, 2020 USD ($)	Aug. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€) $ / € shares		Dec. 31, 2022 EUR (€) $ / €		Dec. 31, 2021 EUR (€) $ / €		Dec. 31, 2021 USD ($) $ / €	Dec. 29, 2023 $ / €	Jul. 19, 2023 $ / €
Company Information
Gross proceeds | $								$ 107.7
Net proceeds from issuing shares		€ 28,000								€ 28,079	[1]	€ 8,827	[1]	€ 25,475	[1]
Financial expenses										€ 6,882		€ 2,107		€ 2,635
Number of shares issued during the period | shares		9,618,638
Exchange rate | $ / €										1.1050		1.0666		1.1326		1.1326	1.080	1.082
Proceeds from issuance of shares		€ 30,600
Payments for share issue costs		€ 2,500
Jefferies ATM program
Company Information
Number of ordinary shares represented by each ADS							1
Maximum aggregate sales proceeds | $							$ 100.0
Percentage of dilution subject to regulatory limit							20.00%
ADS | Jefferies ATM program
Company Information
Net proceeds from issuing shares			€ 8,800			$ 30.0
Price per share | (per share)			€ 7.43	$ 7.75	$ 14.40	$ 14.40
Percentage of discount to volume weighted average trading price of Company's ADS			0.92%
Exchange rate | $ / €			1.0431	1.0431
Number of ordinary shares represented by each ADS			1	1		1
Increase (decrease) in number of shares outstanding | shares			1,260,618		130,856	2,083,334
Proceeds from issuance of shares			€ 9,400		$ 1.9
ATM
Company Information
Gross proceeds | $																$ 31.9
Number of shares issued during the period | shares										1,260,618
August 2023
Company Information
Gross proceeds from issuance of equity and royalty certificates									€ 35,700
Net proceeds from issuance of equity and royalty certificates									28,000
Payments for debt issue costs									€ 2,500
Number of shares issued during the period | shares	9,618,638
Percentage of discount to volume weighted average trading price of Company's ADS	0.22%
Proceeds from issuance of shares	€ 30,600

[1]	Including subscriptions to BSA share warrants for €2 thousand, €0 thousand, and €49 thousand for the period ended December 31, 2023, December 31, 2022, and December 31, 2021 respectively.